CRITICAL ACCOUNTING ESTIMATES AND JUDGEMENTS (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of critical accounting estimates and judgements [Abstract]
Schedule of Recoverable Amount of Non-Financial Assets for Impairment Tests	The key assumptions used are as follows:
March 31, 2020
Terminal growth rate	1.0%
After-tax discount rate	8.25%
Pre-tax discount rate	9.9%

Schedule of Recoverable Amount of Goodwill for Impairment Tests	The key assumptions used in the December 31, 2020 test were as follows:
Terminal growth rate	1.0%
After-tax discount rate	7.5%
Pre-tax discount rate	9.0%